Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2025 £m	At 31 Dec 2024 £m

Assets, included within:
Derivative financial instruments	912	807
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	897	560

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Derivative financial instruments	890	687
Debt securities in issue at amortised cost	16,301	19,198
Subordinated liabilities	8,417	7,336